Wildermuth Endowment Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMON STOCKS — 10.0%
	ADVERTISING — 0.3%

184,413	National CineMedia, Inc.	$500,681

	AIRLINES — 0.7%
35,000	Delta Air Lines, Inc.	1,070,300

	BIOTECHNOLOGY — 0.2%
1,043	CSL, Ltd.	214,551
273	Regeneron Pharmaceuticals, Inc.(a)	152,820
		367,371
	BUILDING MATERIALS — 0.1%
4,422	LafargeHolcim, Ltd.(a)	202,089

	COMMERCIAL SERVICES — 0.9%
2,300	FleetCor Technologies, Inc.(a)	547,630
15,046	McMillan Shakespeare, Ltd.	88,538
2,565	S&P Global, Inc.	924,939
		1,561,107
	DISTRIBUTION/WHOLESALE — 0.4%
15,593	Triton International, Ltd.	634,167

	DIVERSIFIED FINANCIAL SERVICES — 0.5%
7,985	LPL Financial Holdings, Inc.	612,210
46,619	Mitsubishi UFJ Lease & Finance Co., Ltd.	214,254
		826,464
	ELECTRIC — 0.5%
15,000	Clearway Energy, Inc. - Class A	370,500
14,300	Clearway Energy, Inc. - Class C	385,528
		756,028
	ENERGY-ALTERNATE SOURCES — 0.2%
27,642	TransAlta Renewables, Inc.	346,198

	ENGINEERING & CONSTRUCTION — 0.1%
9,400	HomeServe PLC	150,206

	FOOD — 0.4%
4,030	Mondelez International, Inc. - Class A	231,524
7,920	Sysco Corp.	492,782
		724,306
	HEALTHCARE-SERVICES — 0.1%
3,380	Fresenius SE & Co. KGaA	153,899

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMON STOCKS (CONTINUED)
	HOME FURNISHINGS — 0.3%
5,930	Sony Corp., ADR	$455,127

	INTERNET — 1.7%
546	Alphabet, Inc. - Class A(a)	800,218
270	Amazon.com, Inc.(a)	850,157
8,070	eBay, Inc.	420,447
2,828	Facebook, Inc. - Class A(a)	740,653
		2,811,475
	MEDIA — 0.2%
30,000	TEGNA, Inc.	352,500

	MINING — 0.2%
14,000	Kinross Gold Corp.(a)	123,480
39,053	Yamana Gold, Inc.	221,821
		345,301
	PHARMACEUTICALS — 0.9%
6,220	Dechra Pharmaceuticals PLC	259,254
4,082	Johnson & Johnson	607,728
3,200	Novartis AG, ADR	278,272
2,491	UCB SA	283,334
		1,428,588
	PIPELINES — 0.2%
13,850	Enbridge, Inc.	404,420

	REAL ESTATE — 0.1%
2,000	Atenor	136,492

	REITS — 0.2%
41,123	VEREIT, Inc. - REIT	267,299

	SEMICONDUCTORS — 1.4%
1,417	Broadcom, Inc.	516,241
16,346	Intel Corp.	846,396
2,716	NXP Semiconductors NV	338,984
4,420	Qorvo, Inc.(a)	570,224
		2,271,845
	SOFTWARE — 0.1%
1,380	SAP SE	214,832

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMON STOCKS (CONTINUED)
	TELECOMMUNICATIONS — 0.3%
11,538	NTT DOCOMO, Inc.	$424,762
	TOTAL COMMON STOCKS (Cost $14,016,165)	16,405,457

	EXCHANGE TRADED FUNDS — 4.3%
	COMMODITY FUND — 0.5%
4,830	SPDR Gold Shares(a)	855,489

	DEBT FUNDS — 0.4%
15,720	Invesco International Corporate Bond	441,699
1,618	iShares iBoxx High Yield Corporate Bond	135,750
		577,449
	EQUITY FUNDS — 3.4%
22,194	Emerging Markets Internet and Ecommerce	1,159,193
7,469	iShares MSCI Brazil	206,592
36,530	iShares MSCI India	1,236,906
14,425	iShares MSCI Indonesia	249,120
34,400	iShares MSCI Malaysia	900,936
16,540	iShares MSCI Taiwan	742,646
10,302	VanEck Vectors Russia	215,827
7,650	WisdomTree China ex-State-Owned Enterprises Fund	859,095
		5,570,315
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,242,331)	7,003,253

	COMMODITY & NATURAL RESOURCE INVESTMENTS — 1.9%
953	Casillas Petroleum Resource Partners, LLC(b)(c)(d)	381,085
1,876,034	CM Funding, LLC(b)(c)(d)(e)	856,643
—	Kayne Anderson Energy Fund VII LP(b)(d)(f)	593,990
2,080,000	Thunder Investment Partners, LLC(b)(c)(d)(e)	1,316,232
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $6,782,345)	3,147,950

	DIRECT PRIVATE EQUITY — 40.1%
41,751	Affinity Beverages, LLC(b)(c)(d)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(b)(c)(d)(e)	3,239,837
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)	3,747,664
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)	747,554
770,489	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)	4,036,274
1,543,074	Clearsense, LLC - Class C Preferred Shares(b)(c)(d)(e)	13,031,423
298,200	Content Management Live, LLC(b)(c)(d)(e)	250,000
4,711,751	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)	14,450,300
8,800,000	GigaPro, Inc. - Common Units(b)(c)(d)(e)	9,747,374

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	DIRECT PRIVATE EQUITY (CONTINUED)
309,150	GigaPro, Inc. - Series Seed-1 Preferred Units(b)(c)(d)(e)	$429,019
1,288,103	GigaPro, Inc. - Series Seed-2 Preferred Units(b)(c)(d)(e)	1,787,549
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)	3,268,309
3,500,000	Metro Diner, LLC - Series B Units(b)(c)(d)	2,617,790
1,880,968	Metro Diner, LLC - Series II Common Units(b)(c)(d)	1,534,279
635,838	Waratek, Ltd. - Series B-1(b)(c)(d)(e)	2,853,301
756,826	Waratek, Ltd. - Series B-2(b)(c)(d)(e)	3,792,064
—	WG Pitts Caribbean, LLC - Common Units(b)(c)(d)(e)	0
	TOTAL DIRECT PRIVATE EQUITY (Cost $39,981,785)	65,707,736

	DIRECT REAL ESTATE — 7.1%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(d)(e)	1,548,531
439,716	Dog Wood Park of Northeast Florida, LLC(b)(c)(d)(e)	415,969
1,741,602	GT Operating Company, Inc.(b)(c)(d)(e)	1,741,602
400,000	Hauiki Hui, LLC(b)(c)(d)(e)	172,015
1,800,000	LaGrange Senior Living, LLC - Class A Interests(b)(c)(d)(e)	1,827,490
—	Polara Builder II, LLC(b)(c)(d)(e)	4,676,597
—	RS17 Rexburg Preferred, LLC - Series A Preferred Interests(b)(c)(d)(e)	1,213,795
	TOTAL DIRECT REAL ESTATE (Cost $10,195,113)	11,595,999

	HEDGE FUNDS — 3.3%
—	Altegris Millennium Fund LP(b)(d)(f)(g)	1,215,858
—	CRC Bond Opportunity Trading Fund LP(b)(d)(f)(g)	2,709,945
—	EJF Trust Preferred Fund LP(b)(d)(f)(g)	701,877
—	Rosebrook Opportunities Fund LP(b)(d)(f)(g)	725,156
	TOTAL HEDGE FUNDS (Cost $5,247,429)	5,352,836

	PRIVATE EQUITY DEBT — 6.6%
$1,900,000	Aetius Intermediate Company, LLC, LIBOR 1 Month + 9.66%, 12/20/2023(b)(c)(d)(h)	1,900,000
264,412	EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022(b)(c)(d)	264,412
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(b)(c)(d)(e)	2,098,889
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(b)(c)(d)(e)	2,033,611
2,191,374	Waratek, Ltd. - Convertible Note, 12.00%, 4/9/2021(b)(c)(d)(e)	2,997,644
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(b)(c)(d)(e)	1,449,387
	TOTAL PRIVATE EQUITY DEBT (Cost $10,685,404)	10,743,943

	PRIVATE EQUITY FUNDS — 7.6%
—	Abbott Secondary Opportunities LP(b)(d)(f)(g)	1,452,615
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(b)(d)(f)(g)	2,103,204
—	Committed Advisors Secondary Fund III(b)(d)(f)(g)	1,569,831
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(b)(d)(f)(g)	754,920

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE EQUITY FUNDS (CONTINUED)
10	GPB Automotive Portfolio LP(b)(c)(d)(f)	$155,838
—	Gravity Ranch Fund I LP(b)(d)(e)(f)(g)	136,049
—	Greenspring Opportunities V LP(b)(d)(f)(g)	690,431
—	Madryn Health Partners LP(b)(d)(f)(g)	2,125,974
—	PineBridge Secondary Partners IV SLP(b)(d)(f)(g)	1,180,819
—	Star Mountain Diversified Credit Income Fund III LP(b)(d)(f)(g)	1,218,844
—	Star Mountain Diversified Small Business Access Fund II LP(b)(d)(f)(g)	980,292
	TOTAL PRIVATE EQUITY FUNDS (Cost $11,932,485)	12,368,817

	PRIVATE REAL ESTATE INVESTMENTS — 11.3%
95,075	ARCTRUST, Inc.(b)(d)(f)	1,224,541
94,117	Broadstone Net Lease, Inc.(b)(d)(f)	1,579,283
2,781,996	Carlyle Europe Realty Fund, S.C.Sp.(b)(d)(f)(g)	2,799,068
157,812	Cottonwood Residential II, Inc.(b)(d)(f)	3,378,755
—	Cygnus Property Fund V, LLC(b)(d)(f)	2,002,631
—	Harbert Seniors Housing Fund I LP(b)(d)(f)	1,405,230
—	Harbert Seniors Housing Fund II LP(b)(d)(f)	800,820
—	PCG Select Series I, LLC - Series A Preferred Stock(b)(d)(f)	255,536
789	PRISA III Fund LP(b)(d)(f)	1,541,011
—	RRA Credit Opportunity Fund LP(b)(d)(f)	1,759,900
56	Shopoff Land Fund III LP(b)(d)(f)	33,053
702,851	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)(d)(f)	1,034,212
—	Walton Street Real Estate Fund VIII LP(b)(d)(f)	636,112
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $17,432,178)	18,450,152

	PUBLIC REAL ESTATE INVESTMENTS — 0.3%
136,771	Highlands REIT, Inc.(b)(d)	49,238
153,283	Inventrust Properties Corp.(b)(d)	481,308
3,330	Phillips Edison Grocery Center(b)(d)	29,136
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $391,448)	559,682

	REAL ESTATE LOANS — 2.5%
$1,645,229	Airport Center Development Partners, LLC, 12.00%, 9/10/2021(b)(c)(d)	1,645,229
679,962	Park City (PCG), 12.00%, 1/1/2021(b)(c)(d)(i)	679,962
1,851,568	Westgate at Powers, LLC, 12.00%, 6/20/2021(b)(c)(d)	1,851,567
	TOTAL REAL ESTATE LOANS (Cost $3,887,847)	4,176,758

	WARRANTS — 0.5%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)	0
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022(a)(b)(c)(d)(e)	0
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)	0

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	WARRANTS (CONTINUED)
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(b)(c)(d)	$1,846
492,609	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)	879,445
	TOTAL WARRANTS (Cost $0)	881,291

	SHORT-TERM INVESTMENTS — 3.2%
5,228,648	Fidelity Institutional Government Portfolio - Institutional Class, 0.01%(j)(k)	5,228,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,228,648)	5,228,648

	TOTAL INVESTMENTS — 98.7% (Cost $132,023,178)	161,622,522
	Other assets less liabilities — 1.3%	2,096,430
	TOTAL NET ASSETS — 100.0%	$163,718,952

Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	PUT OPTIONS — (0.0)%
(100)	Fidelity National Financial, Inc. Exercise Price: $30, Notional Amount: $(300,000), Expiration Date: October 16, 2020(a)	$(4,250)
(35)	Encompass Health Corp. Exercise Price: $60, Notional Amount: $(210,000), Expiration Date: October 16, 2020(a)	(5,250)
(5)	Ameriprise Financial, Inc. Exercise Price: $135, Notional Amount: $(67,500), Expiration Date: October 16, 2020(a)	(288)
(50)	Restaurant Brands International, Inc. Exercise Price: $50, Notional Amount: $(250,000), Expiration Date: October 16, 2020(a)	(625)
(50)	Ciena Corp. Exercise Price: $38, Notional Amount: $(190,000), Expiration Date: October 16, 2020(a)	(2,250)
(15)	Visa, Inc. Exercise Price: $185, Notional Amount: $(277,500), Expiration Date: October 16, 2020(a)	(1,065)
(20)	Jazz Pharmaceuticals PLC Exercise Price: $125, Notional Amount: $(250,000), Expiration Date: October 16, 2020(a)	(2,340)
(60)	Citigroup, Inc. Exercise Price: $45, Notional Amount: $(270,000), Expiration Date: October 23, 2020(a)	(16,200)
(5)	O’Reilly Automotive, Inc. Exercise Price: $440, Notional Amount: $(220,000), Expiration Date: October 16, 2020(a)	(1,545)
(10)	Cigna Corp. Exercise Price: $160, Notional Amount: $(160,000), Expiration Date: October 16, 2020(a)	(1,250)
(10)	Alibaba Group Holding, Ltd., ADR Exercise Price: $245, Notional Amount: $(245,000), Expiration Date: October 16, 2020(a)	(240)

	TOTAL WRITTEN OPTIONS CONTRACTS (Cost $(44,685))	(35,303)

ADR – American Depositary Receipt

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2020 (Unaudited)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

SLP – Special Limited Partnership

(a)	Non-income Producing
(b)	Illiquid Security. As of September 30, 2020 these securities amounted to $132,985,164 representing 81.23% of total net assets.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Restricted Security. As of September 30, 2020 these securities amounted to $132,985,164 representing 81.23% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.
(e)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.
(f)	Private Fund. As of September 30, 2020 these securities amounted to $36,765,795 representing 22.46% of total net assets.
(g)	Private Investment Company. As of September 30, 2020 these securities amounted to $20,364,883 representing 12.44% of total net assets.
(h)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate.
(i)	Security is in default.
(j)	Represents the current rate as of September 30, 2020.
(k)	A portion of this security is pledged as collateral for written options contracts.

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to the Schedule of Investments

September 30, 2020 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2020 is as follows:

Security	Initial Acquisition Date	Interests, Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	$878,338	$1,452,615	0.89%
Aetius Intermediate Company, LLC, LIBOR 1 Month + 9.66%, 12/20/2023	December 26, 2019	1,900,000	1,900,000	1,900,000	1.16%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.11%
Airport Center Development Partners, LLC, 12.00%, 9/10/2021	September 28, 2018	1,645,229	1,595,872	1,645,229	1.00%
Altegris Millennium Fund LP	December 20, 2018	-	1,000,000	1,215,858	0.74%
ARCTRUST, Inc.	June 30, 2016	95,075	932,653	1,224,541	0.75%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	3,239,837	1.98%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021	December 20, 2016	100	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	December 20, 2016	44	-	-	0.00%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021	December 23, 2019	475	-	-	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	2,148,469	2,103,204	1.28%
Broadstone Net Lease, Inc.	September 12, 2019	94,117	2,000,000	1,579,283	0.96%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	947,495	1,548,531	0.96%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	2,781,996	3,156,810	2,799,068	1.71%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	953	952,711	381,085	0.23%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,747,664	2.29%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	747,554	0.46%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	770,489	2,835,394	4,036,274	2.47%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	13,031,423	7.96%
CM Funding, LLC	December 14, 2018	1,876,034	1,876,034	856,643	0.52%
Committed Advisors Secondary Fund III	March 30, 2017	-	1,194,375	1,569,831	0.96%
Content Management Live, LLC	December 17, 2019	298,200	298,200	250,000	0.15%
Cottonwood Residential II, Inc.	June 12, 2019	157,812	2,817,188	3,378,755	2.06%
CRC Bond Opportunity Trading Fund LP	June 7, 2019	-	2,500,000	2,709,945	1.66%
Cygnus Property Fund V, LLC	October 30, 2018	-	1,798,405	2,002,631	1.22%
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	439,716	382,000	415,969	0.25%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	4,711,751	6,950,000	14,450,300	8.83%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	977,661	754,920	0.46%
EJF Trust Preferred Fund LP	August 23, 2017	-	579,861	701,877	0.43%
EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022	April 16, 2020	264,412	264,412	264,412	0.16%
GigaPro, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	9,747,374	5.95%
GigaPro, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	429,019	0.26%
GigaPro, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	1,787,549	1.09%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	155,838	0.10%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	136,049	0.08%
Greenspring Opportunities V LP	January 18, 2018	-	572,000	690,431	0.42%
GT Operating Company, Inc.	July 3, 2018	1,741,602	1,663,230	1,741,602	1.06%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,155,507	1,405,230	0.86%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	942,168	800,820	0.49%
Hauiki Hui, LLC	January 4, 2017	400,000	382,000	172,015	0.11%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	49,238	0.03%
Inventrust Properties Corp.	March 2, 2015	153,283	332,875	481,308	0.29%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,873,600	593,990	0.36%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,827,490	1.12%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	3,268,309	2.00%
Madryn Health Partners LP	September 28, 2018	-	1,998,611	2,125,974	1.30%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,617,790	1.60%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	1,534,279	0.94%
Park City (PCG), 12.00%, 1/1/2021	March 16, 2018	679,962	625,565	679,962	0.42%
PCG Select Series I, LLC - Series A Preferred Stock	June 23, 2016	-	543,448	255,536	0.16%
Phillips Edison Grocery Center	February 3, 2016	3,330	23,745	29,136	0.02%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	1,139,683	1,180,819	0.72%
Polara Builder II, LLC	June 15, 2018	-	4,050,389	4,676,597	2.86%
PRISA III Fund LP	September 26, 2017	789	1,315,954	1,541,011	0.94%
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,167,567	725,156	0.44%
RRA Credit Opportunity Fund LP	December 12, 2017	-	1,478,239	1,759,900	1.07%
RS17 Rexburg Preferred, LLC - Series A Preferred Interests	September 21, 2017	-	970,000	1,213,795	0.74%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,098,889	1.28%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	-	1,204,634	1,218,844	0.74%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	818,716	980,292	0.60%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	702,851	702,850	1,034,212	0.63%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,033,611	1.24%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	1,316,232	0.80%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	548,751	636,112	0.39%
Waratek Ltd. - Convertible Note, 12.00%, 4/9/2021	March 25, 2019	2,191,374	2,191,374	2,997,644	1.83%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,853,301	1.74%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,792,064	2.32%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	492,609	-	879,445	0.54%
Westgate at Powers, LLC, 12.00%, 6/20/2021	January 17, 2018	1,851,568	1,666,411	1,851,567	1.13%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	-	426,040	-	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,449,387	0.89%
			$106,536,034	$132,985,164

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2020	Purchases or Conversions	Sales or Conversions	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2020	Investment Income
Atlas Fintech Holdings Corp. - Class A Share Interests	$1,272,000	$1,620,329	$-	$-	$347,508	$-	$-	$3,239,837	$-
Atlas Fintech Holdings Corp. - Convertible Note, 8.00%, 6/20/2020	1,500,000	-	(1,500,000)	-	-	-	-	-	56,219
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021	87,955	-	-	-	(87,955)	-	-	-	-
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	26,642	-	-	-	(26,642)	-	-	-	-
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021	1,091,788	-	-	-	(1,091,788)	-	-	-	-
Brookwood SFL Investor Co-Investment Vehicle, LLC(1)	-	-	-	1,017,978	601,037	-	(70,484)	1,548,531	-
Casillas Petroleum Resource Partners, LLC(2)	1,286,160	-	-	(952,711)	(333,449)	-	-	-	-
Clear Guide Medical, Inc. - Series A Preferred Stock(3)	4,902,056	-	-	-	(1,154,392)	-	-	3,747,664	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(3)	955,816	-	-	-	(208,262)	-	-	747,554	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(3)	4,248,609	500,000	-	-	(712,335)	-	-	4,036,274	-
Clearsense, LLC - Class C Preferred Shares	8,148,270	3,150,000	-	-	1,733,153	-	-	13,031,423	-
CM Funding, LLC(3)	856,643	-	-	-	-	-	-	856,643	-
Content Management Live, LLC(3)	250,000	48,200	-	-	(48,200)	-	-	250,000	-
Cygnus Property Fund V, LLC(2)	1,752,097	-	-	(1,920,198)	168,101	-	-	-	-
Dog Wood Park of Northeast Florida, LLC(4)	-	-	-	382,000	33,969	-	-	415,969	33,384
DSI Digital, LLC - Series A Convertible Preferred Units(3)	13,191,310	1,950,000	-	-	(691,010)	-	-	14,450,300	-
GigaPro, Inc. - Common Units(3)	7,615,550	-	-	-	2,131,824	-	-	9,747,374	-
GigaPro, Inc. - Series Seed-1 Preferred Units (3)	-	458,000	-	-	(28,981)	-	-	429,019	-
GigaPro, Inc. - Series Seed-2 Preferred Units (3)	-	1,526,647	-	-	260,902	-	-	1,787,549	-
GigaPro, Inc. - Secured Note - 8.00%, 8/7/2021	884,450	556,000	(1,440,450)	-	-	-	-	-	52,369
GT Operating Company, Inc.(1)(3)(4)	-	-	-	1,663,230	78,372	-	-	1,741,602	92,450
Gravity Ranch Fund I LP	23,043	-	-	-	113,006	-	-	136,049	-
Hauiki Hui, LLC(4)	230,672	-	-	-	(58,657)	-	-	172,015	19,211
LaGrange Senior Living, LLC - Class A Interests(3)	1,800,000	-	-	-	27,490	-	-	1,827,490	227,827
Level ATI HoldCo, LLC - Class A(3)	3,040,100	-	-	-	228,209	-	-	3,268,309	-
Polara Builder II, LLC(3)	5,660,763	-	(1,067,990)	-	50,048	33,776	-	4,676,597	181,968
RS17 Rexburg Preferred, LLC - Series A Preferred Interests(3)	1,434,299	-	-	-	(220,504)	-	-	1,213,795	-
RRA Credit Opportunity Fund LP(2)	975,012	-	(769,882)	-	(205,130)	-	-	-	-
Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022	1,000,000	500,000	(1,500,000)	-	-	-	-	-	66,445
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	-	2,098,889	-	-	-	-	-	2,098,889	34,049
The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022	500,000	-	(500,000)	-	-	-	-	-	28,056
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	-	2,033,611	-	-	-	-	-	2,033,611	49,485
Tides Capital Gamma LP	566,324	-	(832,682)	-	433,676	(167,318)	-	-	-
Thunder Investment Partners, LLC(3)	1,438,189	-	-	-	(121,957)	-	-	1,316,232	-
Waratek, Ltd. - Series B-1	3,149,601	-	-	-	(296,300)	-	-	2,853,301	-
Waratek, Ltd. - Series B-2	3,817,736	-	-	-	(25,672)	-	-	3,792,064	-
Waratek, Ltd. - Convertible Note, 12.00%, 4/9/2021	1,920,001	691,374	-	-	386,269	-	-	2,997,644	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	798,853	-	-	-	80,592	-	-	879,445	-
WG Pitts Caribbean, LLC - Common Units(3)	-	-	-	-	-	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 5.00%, 10/12/2020	1,815,745	-	(1,573,960)	-	(241,785)	-	-	-	141,513
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	-	2,197,118	-	-	(747,731)	-	-	1,449,387	42,258
	$76,239,684	$17,330,168	$(9,184,964)	$190,299	$373,406	$(133,542)	$(70,484)	$84,744,567	$1,025,234

(1)	Security was held in the portfolio as of December 31, 2019 but did not meet the definition of an affiliated investment.
(2)	Affiliated security as of December 31, 2019, but no longer meeting the criteria to be considered an affiliated investment for the period ended September 30, 2020. The inclusion in the table above is to provide the net change for affiliated securities as a whole. The security is held in the portfolio, see the Schedule of Investments for current value.
(3)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.
(4)	At December 31, 2019 this holding was considered a debt security but has since converted into a direct real estate interest.